7. EQUIPMENT, VEHICLES AND FURNITURE: Schedule of Equipment, Vehicles and Furniture (Tables)	12 Months Ended
Jan. 31, 2021
Tables/Schedules
Schedule of Equipment, Vehicles and Furniture

	Balance February 1, 2020	Additions for the year	Disposals for the year	Balance January 31, 2021

Automobile
Value at Cost	$62,633	$-	$-	$62,633
Accumulated Depreciation	(9,395)	(15,971)	-	(25,366)
Net book value	$53,238	$(15,971)	$-	$37,267

Office furniture and equipment
Value at Cost	$23,397	$-	$-	$23,397
Accumulated Depreciation	(22,669)	(146)	-	(22,815)
Net book value	$728	$(146)	$-	$582

Computer equipment
Value at Cost	$97,620	$-	$-	$97,620
Accumulated Depreciation	(96,375)	(556)	-	(96,931)
Net book value	$1,245	$(556)	$-	$689

Totals	$55,211	$(16,673)	$-	$38,538

7.EQUIPMENT, VEHICLES AND FURNITURE (cont’d)

	Balance February 1, 2019	Additions for the year	Disposals for the year	Balance January 31, 2020

Automobile
Value at Cost	$67,320	$62,633	$(67,320)	$62,633
Accumulated Depreciation	(65,011)	(9,395)	65,011	(9,395)
Net book value	$2,309	$53,238	$(2,309)	$53,238

Office furniture and equipment
Value at Cost	$23,397	$-	$-	$23,397
Accumulated Depreciation	(22,487)	(182)	-	(22,669)
Net book value	$910	$(182)	$-	$728

Computer equipment
Value at Cost	$97,620	$-	$-	$97,620
Accumulated Depreciation	(95,366)	(1,009)	-	(96,375)
Net book value	$2,254	$(1,009)	$-	$1,245

Totals	$5,473	$52,047	$(2,309)	$55,211